Significant accounting policies - Revenue Recognition (Details)	12 Months Ended
Apr. 02, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition, return period	30 days
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition, return period	30 days